Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income tax expense (benefit)	$ 3	$ 6	$ 6	$ 10	$ 26	$ 7
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					$ 9,200	$ 7,900
Operating Loss Carryforwards Expiration Term					2033 years
Unrecognized tax benefits material change period					12 months
Percentage of Bonus Depreciation Restored for Qualified Improvement					100.00%
Tax Credit Utilized for Maximum Tax Liability Settlement					$ 5,000
Minimum [Member]
Income Loss from Business tax Limit for Deductions Allowance					$ 1,000
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward Expiration Term					2033 years
Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount					$ 147
Investment Tax Credit Carryforward [Member] | CANADA
Tax Credit Carryforward, Amount					$ 233
Tax Credit Carryforward Expiration Term					2037 years
Tax Year 2017 [Member] | CANADA | Maximum [Member]
Open Tax Year					2017
Tax Year 2021 [Member] | CANADA | Minimum [Member]
Open Tax Year					2021
Tax Year 2015 [Member] | CANADA
Open Tax Year					2015
Domestic Tax Authority [Member]
Operating Loss Carryforwards					$ 204,700
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount					5,700
Domestic Tax Authority [Member] | Tax Year 2017 And Prior [Member]
Operating Loss Carryforwards					77,400
Domestic Tax Authority [Member] | Tax Year 2017 And Subsequent [Member]
Operating Loss Carryforwards					127,300
State and Local Jurisdiction [Member]
Operating Loss Carryforwards					151,100
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount					$ 4,700